Property and Equipment (Notes)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2013	December 31, 2012
Furniture and fixtures	$153,521	$153,521
Office equipment	34,518	23,400
Computer equipment	169,814	110,568
Leasehold improvements	3,699	—
Total	361,552	287,489
Less accumulated depreciation and amortization	(205,070)	(173,732)
Property and equipment, net	$156,482	$113,757

Computer equipment includes items under capital leases totaling $119,681 and $87,840 as of December 31, 2013 and 2012, respectively. Accumulated amortization relating to equipment under capital leases totaled $42,549 and $55,008 as of December 31, 2013 and 2012, respectively. Depreciation and amortization expense on property and equipment recorded in general and administrative expense in the accompanying consolidated statements of operations was $51,229 and $49,980 for the twelve months ended December 31, 2013 and 2012, respectively.